Dejour Enterprises Ltd.

Response to SEC Staff Comments

The following table addresses the Staff’s comments as listed in the SEC Staff’s comment letter dated November 20, 2007 with regards to Dejour’s 20-F Annual Report Amendment #1 for the year ended December 31, 2006, submitted on October 29, 2007.

Comment Number	Page	Response

1		An acknowledgement letter has been submitted with this filing.

2	68	The new exhibits listed in Item 19 are included with this filing.

/s/ Mathew Wong
Mathew Wong, Chief Financial Officer